SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income	$ 6,244,379		$ 6,244,379		$ 6,260,131	$ 3,868,274
Allowance for Doubtful Accounts Receivable	0		0		0	0
Goodwill, Acquired During Period			724,940		724,940
Foreign Currency Exchange Rate	6.15		6.15		6.10	6.29
Average Foreign Currency Exchange Rate Re-measurement			6.15	6.21	6.19	6.31
Cash, Uninsured Amount	4,575,685		4,575,685		1,256,440	8,403,458
From continuing operations, Basic (in dollars per share)	$ 1.48	$ 1.52	$ 4.42	$ 4.23	$ 6.14	$ 6.95	$ 4.26
From continuing and discontinued operations, Diluted (in dollars per share)	$ 1.43	$ 1.44	$ 4.23	$ 3.96	$ 5.76	$ 6.19	$ 3.82
Accounts Receivable, Net, Current, Total	122,773,881		122,773,881		82,057,942	52,948,350
Customer A [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Net, Current, Total	23,600,631		23,600,631		10,546,704
Customer B [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Net, Current, Total	13,901,362		13,901,362		8,387,732
Customer C [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Net, Current, Total	8,262,682		8,262,682
Stock Feed Manufacturing Technology [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					20 years
Property, Plant and Equipment, Depreciation Methods					straight-line method
Proprietary Technologies [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					25 years
Property, Plant and Equipment, Depreciation Methods					straight-line method
Use Rights [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years		10 years
Use Rights [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			60 years		60 years
Bacterial Cellulose Technology [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					20 years
Property, Plant and Equipment, Depreciation Methods					straight-line method
Sleep Cod Breeding Technology [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					25 years
Property, Plant and Equipment, Depreciation Methods					straight-line method
General and Administrative Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising Revenue Cost	708,049	195	1,661,103	1,200	2,365	1,973
Shipping, Handling and Transportation Costs	$ 1,673	$ 6,158	$ 13,490	$ 18,640	$ 39,549	$ 84,298